Credit Facilities - Interest Expense During Period (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Line of Credit Facility [Abstract]
Average principle outstanding during period	$ 657,144	$ 1,024,166	$ 687,516	$ 1,065,683
Average effective interest rate during period	3.44%	2.53%	3.27%	2.41%
Total interest expense incurred during period	$ 5,659	$ 6,482	$ 11,249	$ 12,854